Frank Value Fund Expense Example - Frank Value Fund	Nov. 01, 2024 USD ($)
INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	217
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	2,472
INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	$ 1,386